Capital Structure	12 Months Ended
Dec. 31, 2021
Capital Structure [Abstract]
Capital Structure
10.	Capital Structure:

(a)	Preferred Stock

The Company is authorized to issue up to 25,000,000 registered shares of preferred stock with a par value of $0.0001. The board of directors of the Company is expressly granted the authority to issue preferred shares and to establish such series of preferred shares with such designations, preferences and relative participating, rights, qualifications, limitations or restrictions at it determines. As at December 31, 2021 and 2020, the Company had 20,000 and NIL, respectively, series B preferred shares issued and outstanding with par value $0.0001 per share. The series B preferred shares were issued on December 10, 2021, to the Company’s Chief Executive Officer, considered a related party, for a total cash consideration of $250. The issuance of the Series B preferred shares was approved by a special independent committee of the board of directors of the Company which obtained a fairness opinion from an independent financial advisor regarding the value of the preferred shares. Each series B preferred shares entitle the holder to 25,000 votes per share on all matters submitted to a vote of the shareholders of the Company, provided however, that no holder of series B preferred shares may exercise voting rights pursuant to series B preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders of the Company. The holder of series B preferred shares shall have no special voting or consent rights and shall vote together as one class with the holders of the common shares on all matters put before the shareholders. The series B preferred shares are not convertible into common shares or any other security, are not redeemable, are not transferable and have no dividend rights. Upon any liquidation, dissolution or winding up of the Company, the series B preferred shares will rank pari-passu with the common shareholders and shall be entitled to receive a payment equal to the par value of $0.0001 per share. The Series B preferred holder has no other rights to distributions upon any liquidation, dissolution or winding up of the Company.

(b)	Common Stock

i)	NASDAQ Notification – Effect of Reverse Stock Split

On September 30, 2020, the Company received written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from August 18, 2020 to September 29, 2020, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). On February 11, 2021, the Company received written notification from Nasdaq that the Company has regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock.

On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s board of directors to reverse split the Company’s common stock at a ratio of one-for-sixteen, in order to cure the deficiency of the minimum bid price requirement originally communicated to the Company on July 15, 2019. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

On March 20, 2019, the Company’s common stock began trading on a split-adjusted basis, following a February 26, 2019 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-fifteen. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

ii)	Equity Offerings

On February 19, 2021, the Company sold 44,150,000 common shares under a registered direct offering at a price of $1.70 per common share, in exchange for gross proceeds of $75,055, or net proceeds of approximately $69,971.

During April through August 2020, the Company raised $73,750 in proceeds net of underwriters fees and commissions or $71,835 in proceeds net of underwriters fees, commissions and other expenses, from two follow-on public offering, four registered direct offerings, and from the partial exercises of Class D warrants issued in the follow-on public offering as well as the full exercise of all warrants issued in four private placements that took place concurrently with the registered direct offerings (see below).

On April 2, 2020, the Company completed a follow-on public offering of 2,536,468 units (including the full exercise of the over-allotment option of 330,843 units granted to the underwriters), each unit consisting of one common share or pre-funded warrants in lieu of common shares and 40,583,500 Class D warrants to purchase an aggregate of 2,536,468 common shares of the Company, at a combined price of $2.72 per share and Class D warrant. On April 22, 2020, the exercise price of the Class D warrants was lowered from $2.72 per share initially to $1.92 per share and on June 8, 2020 was further reduced to $1.60 per share. The gross proceeds from the follow-on public offering were $6,899. Each Class D warrant has an exercise price of $1.60, is exercisable upon issuance and expires in April 2025.

On April 14, 2020, the Company sold 3,125,000 of its common shares in a registered direct offering at a price of $2.16 per share and private warrants to purchase an aggregate of 3,125,000 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $6,750.

On April 22, 2020, the Company sold 3,171,875 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 3,171,875 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $6,090.

On May 4, 2020, the Company sold 2,684,375 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 2,684,375 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $5,154.

On May 7, 2020, the Company sold 2,709,375 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 2,709,375 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $5,202.

On August 20, 2020, the Company completed an underwritten public offering of (i) 35,714,286 units, each unit consisting of 35,714,286 common shares or pre-funded warrants in lieu of common shares and 35,714,286 Class E Warrants to purchase an aggregate of 35,714,286 common shares of the Company, at a combined price of $0.70 per share and Class E warrant and (ii) 5,182,142 Class E Warrants purchased by the underwriters under their over-allotment option at a price of $0.01. The gross proceeds from public offering were $25,000.

On September 1, 2020, 2,582,142 common shares were issued following the partial exercise of the overallotment option granted to the underwriters related to the underwritten public offering which closed on August 20, 2020, in exchange for gross proceeds of $1,782.

In October 2020, 2,000,000 common shares were issued following the partial exercise of the remaining outstanding pre-funded warrants related to the underwritten public offering which closed on August 20, 2020, in exchange for gross proceeds of $20.

On May 13, 2019, the Company completed a public offering of 262,500 Units, each unit consisting of (i) one common share, par value $0.0001 per share (a “Common Share”) or a pre-funded warrant to purchase one Common Share at an exercise price equal to $0.01 per common share (a “Pre-Funded Warrant”), (ii) one Class B Warrant to purchase one common share (a “Class B Warrant”) and (iii) one Class C Warrant to purchase one common share (a “Class C Warrant”), for $54.40 per unit. Under (i) above, the Company issued 172,812 common shares and 89,687 pre-funded warrants. All Pre-Funded Warrants have been exercised as of June 30, 2019 resulting in issuance of 89,687 Common Shares.  The offering was consummated in connection with the Company’s form F-1 originally filed with the SEC on October 20, 2017, which was further amended. The gross proceeds of the offering, before underwriting discounts and commissions and estimated offering expenses, were approximately $14,923. The net proceeds from the sale of common shares and warrants, after deducting underwriters’ fees and expenses, were approximately $12,647, which proceeds were used for general corporate purposes, including, among other things, prepaying debt.

On May 13, 2019, the Company sold 113,970 Units of the Company in a separate private placement to JDH, each Unit consisting of (i) one Common Share, (ii) one Class B Warrant, and (iii) one Class C Warrant, for $54.40 per unit, to JDH in exchange for, amongst  others, the waiver or forgiveness of certain payment obligations of the Company, pursuant to the Purchase Agreement (Notes 6 & 7).

iii)	Common stock issuances and buybacks

On April 26, 2021, JDH exercised its option to purchase 4,285,714 additional Units (with each unit consisting of one common share of the Company, or, at JDH’s option, one pre-funded warrant in lieu of such common share, and one warrant to purchase one common share at an exercise price of $0.70) at a price of $0.70 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units) (Note 6). 4,285,714 common shares were issued to JDH in this transaction.

On July 2, 2021, the Company’s board of directors declared a dividend of one preferred share purchase right (a “Right”) for each of the Company’s outstanding common shares and adopted a shareholder rights plan (the “Shareholders Rights Agreement”). The dividend was payable on July 19, 2021 to the shareholders of record on July 2, 2021. Each Right will allow its holder to purchase from the Company one one-thousandth of a Series A Participating Preferred Share (a “Preferred Share”) for $5.00 (the “Exercise Price”), once the Rights become exercisable. This portion of a Preferred Share will give the shareholder approximately the same dividend, voting and liquidation rights as would one common share. Prior to exercise, the Right does not give its holder any dividend, voting, or liquidation rights. The Rights will not be exercisable until ten days after the public announcement that a person or group has become an “Acquiring Person” by obtaining beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s outstanding common shares. The Acquiring Person will not be entitled to exercise these Rights. If an Acquiring Person obtains beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s common shares, then each Right will entitle the holder to purchase for the Exercise Price, in lieu of one one-thousandth of a share of Series A Preferred Stock, a number of common shares having a then-current market value of twice the Exercise Price. In addition, if after an Acquiring Person obtains 10% (15% in the case of a passive institutional investor) or more of the Company’s common shares, (i) the Company merges into another entity; (ii) an acquiring entity merges into the Company; or (iii) the Company sells or transfers 50% or more of its assets, cash flow or earning power, then each Right will entitle the holder to purchase, for the Exercise Price, a number of common shares of the person engaging in the transaction having a then-current market value of twice the Exercise Price. The board of directors may redeem the Rights for $0.0001 per Right under certain circumstances. The Rights expire on the earliest of (i) July 1, 2024; or (ii) the redemption or exchange of the Rights. As at December 31, 2021, no Rights were exercised.

On October 5, 2021, JDH elected to convert $120 of the principal amount of the First JDH Note into 100,000 fully paid and non-assessable shares (Note 7).

On October 8, 2021, JDH elected to convert an additional $3,480 of the principal amount of the First JDH Note into 2,900,000 fully paid and non-assessable shares (Note 7).

During the fourth quarter of 2021, the Company repurchased 1,702,103 of its outstanding common shares at an average price of approximately $0.993 pursuant to its share repurchase program for a total of $1,708, inclusive of commissions and fees. All  the repurchased shares were cancelled as of December 31, 2021.

(c)          Warrants

In connection with the public offering which closed on April 2, 2020, the Company granted to the representative of the underwriters 1,764,500 Class D warrants to purchase 110,281 common shares, at an exercise price of $3.40. The warrants expire in March 2023.

On May 20, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 2,507,812 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.44 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants was $1.92. The Company’s gross proceeds were $3,611.

On May 26, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 4,953,813 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.28 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants ranged from $2.16 and $1.92. The Company’s gross proceeds were $6,341.

On June 5, 2020, holders of private warrants issued in the private placements in April and May 2020 exercised their warrants to purchase 556,250 common shares at an exercise price of $1.92.  The Company’s gross proceeds were $1,068.

On June 8, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 3,672,750 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.60 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants was $1.92. The Company’s gross proceeds were $5,877. Following this exercise, no warrants under the private placements remained unexercised.

On June 8, 2020, the company entered into a warrant exercise agreement with each holder of Class D warrants pursuant to which public warrants were exercised to purchase 614,046 shares at a price of $1.60 per share. The Company’s gross proceeds were $982.

As of December 31, 2020, out of the 40,583,500 Class D Warrants from the April 2020 follow-on public offering, the Company has issued 2,263,421 common shares in exchange for gross proceeds of $4,100, including the $982 received under the June 8, 2020 Class D warrant exercise agreement. 4,368,750 Class D Warrants remained unexercised as of December 31, 2021 and 2020, for the issuance of 273,046 shares at an exercise price of $1.60.

On August 20, 2020, the Company completed an underwritten public offering of (i) 35,714,286 units, each unit consisting of 35,714,286 common shares or pre-funded warrants in lieu of common shares and 35,714,286 Class E Warrants to purchase an aggregate of 35,714,286 common shares of the Company, at a combined price of $0.70 per share and Class E warrant and (ii) 5,182,142 Class E Warrants purchased by the underwriters under their over-allotment option at a price of $0.01. Each Class E warrant has an exercise price of $0.70, is exercisable upon issuance and expires in August 2025. All pre-funded warrants have been exercised as of December 31, 2020.  No Class E warrants were exercised within 2020. During the year ended December 31, 2021, 32,263,715 shares were issued from Class E warrants’ exercises, for proceeds of $22,585. 8,632,713 Class E warrants remain outstanding as of December 31, 2021.

On December 31, 2020, the Company agreed to issue to JDH (i) 7,986,913 warrants to purchase one common share at an exercise price of $0.70 and (ii) 955,730 pre-funded warrants with an exercise price of $0.0001 in lieu of such common shares as part of the December 2020 JDH amendments. The 7,986,913 warrants were issued on January 8, 2021 and expire in January 2026. On March 24, 2021, the Company issued 955,730 common shares to JDH, following JDH’s exercise of its pre-funded warrants. On April 26, 2021, JDH exercised its option to purchase 4,285,714 additional Units (with each unit consisting of one common share of the Company, or, at JDH’s option, one pre-funded warrant in lieu of such common share, and one warrant to purchase one common share at an exercise price of $0.70) at a price of $0.70 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units) (Note 6). The issuance of shares to JDH and associated reduction in debt balance took place on May 6, 2021 (Note 6). The 4,285,714 warrants were issued on May 6, 2021 and had an expiration date of May 2026. On May 12, 2021, JDH exercised 7,986,913 warrants to purchase 7,986,913 common shares at an exercise price of $0.70. The Company received the funds of $5,591 on May 14, 2021 and the shares were issued to JDH on May 19, 2021. On December 10, 2021, the Company bought back the warrant to purchase 4,285,714 common shares from JDH for $1,023.

On May 13, 2019, the Company sold a total of 376,470 Units in connection with the public offering and the JDH Private Placement, with each Unit consisting of (i) one Common Share or Pre-Funded Warrant, (ii) one Class B Warrant and (iii) one Class C Warrant. Each Class B Warrant had an exercise price of $59.84 per share, which was adjusted to $16.00 on December 13, 2019 pursuant to the terms of the warrant agreement, is exercisable upon issuance and expires three years from issuance. The underwriters partially exercised an over-allotment option granted in connection with the offering and purchased an additional 630,000 Class B Warrants and 630,000 Class C Warrants, in each case to purchase 39,375 shares.  In connection with the Offering, the Company issued the representative of the underwriters a warrant to purchase 13,125 Common Shares (Representative Warrant). Each Class C Warrant had an exercise price of $59.84 per share, was exercisable upon issuance, and expired six months from issuance. Beginning on June 14, 2019, each Class C Warrant was exercisable on a cashless basis under certain circumstances for a number of common shares calculated according to a formula based on the market price at the time of exercise. Each Representative Warrant had an exercise price of $68.00 per share, which was adjusted to $16.00 on December 13, 2019 pursuant to the terms of the warrant agreement, and is exercisable at any time between November 9, 2019 and May 9, 2022.

In connection to the public offering and private placement that took place on May 13, 2019, 415,845 Class C Warrants and 415,845 Class B Warrants were issued. As of December 31, 2019, 6,594,029 Class C Warrants were exercised in a cashless exercise that resulted in the issuance of 1,129,226 common shares according to the terms of the Warrants’ Agreement. On November 13, 2019, all remaining unexercised Class C Warrants expired. No Class B Warrants and Representative Warrant have been exercised.

The Company may at any time during the term of its warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in each warrants’ agreements. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in each warrants’ agreements.

On December 13, 2021, the Company’s 47,916 Class A Warrants expired.

All warrants are classified in equity, according to the Company’s significant accounting policy.

As of December 31, 2021, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class B	415,845
Class D	273,046
Class E	8,632,713
Representative Warrants	123,406
Total	9,445,010

The Class B Warrants are listed on the Nasdaq Capital Market under the symbol “SHIPZ”.